Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Summary of Supplemental Information Related to Operating Leases

A summary of supplemental information related to operating leases as of December 31, 2022 and 2023 is as follows:

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(in thousands)
Operating lease right-of-use assets	1,425,117	1,262,134	177,768
Operating lease liabilities, current	693,496	653,529	92,048
Operating lease liabilities, non-current	678,000	568,039	80,007
Total operating lease liabilities	1,371,496	1,221,568	172,055
Weighted average remaining lease term	2.54 years	2.56 years	2.56 years
Weighted average discount rate	6.9%	8.1%	8.1%

10.
LEASES (CONTINUED)

Summary Lease, Cost

A summary of lease cost recognized in the Group’s consolidated statements of comprehensive loss and supplemental cash flow information related to operating leases is as follows:

	For the year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
		(in thousands)
Operating lease cost	953,325	1,040,862	887,006	124,932
Short-term lease cost	12,227	11,219	8,285	1,167
Variable lease cost	8,247	14,896	7,073	996
Total	973,799	1,066,977	902,364	127,095
Cash paid for operating leases	1,002,511	1,046,689	904,637	127,415
Right-of-use assets obtained in exchange for operating lease liabilities	1,671,666	393,755	537,700	75,733

Summary of Maturity of Operating Lease Liabilities

A summary of the maturity of operating lease liabilities under the Group’s non-cancelable operating leases as of December 31, 2023 is as follows:

	As of December 31, 2023
	RMB	US$
	(in thousands)
2024	719,243	101,304
2025	363,603	51,212
2026	167,135	23,540
2027	50,222	7,074
2028	24,788	3,491
Thereafter	12,299	1,732
Total future lease payments	1,337,290	188,353
Less: imputed interest	(115,722)	(16,298)
Total operating lease liabilities	1,221,568	172,055